Employee benefit plans - Amounts Recognised in AOCI, Benefit Expense (Income), and OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension plans
Amounts recognised in accumulated other comprehensive loss consist of:
Net actuarial loss, excluding deferred taxes	$ (64,852)	$ (46,696)	$ (53,970)
Prior service credit, net of prior service cost	0	0	0
Deferred income taxes assets	1,620	365	801
Net amount recognised in accumulated other comprehensive loss	(63,232)	(46,331)	(53,169)
Expense component
Service cost	0	0	1,203
Interest cost	5,781	6,958	7,760
Expected return on plan assets	(8,943)	(9,585)	(10,653)
Amortisation of net actuarial losses	1,702	1,607	1,058
Amortisation of prior service credit	0	0	0
Loss on settlement	0	101	0
Defined benefit expense (income)	(1,460)	(919)	(632)
Defined contribution expense	6,606	6,907	6,892
Total benefit expense (income)	5,146	5,988	6,260
Other Changes Recognised in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	(19,956)	5,096	(18,947)
Prior service cost arising during the year	0	0	0
Amortisation of net actuarial losses	1,702	1,703	1,058
Amortisation of prior service credit	0	0	0
Change in deferred taxes	1,315	(391)	83
Foreign exchange adjustment	38	430	253
Total changes recognised in other comprehensive income (loss)	(16,901)	6,838	(17,553)
Future amortization of actuarial gain (loss)	(2,200)
Post-retirement medical benefit plan
Amounts recognised in accumulated other comprehensive loss consist of:
Net actuarial loss, excluding deferred taxes	(31,959)	(28,779)	(29,874)
Prior service credit, net of prior service cost	(5,678)	665	7,008
Deferred income taxes assets	0	0	0
Net amount recognised in accumulated other comprehensive loss	(37,637)	(28,114)	(22,866)
Expense component
Service cost	118	341	825
Interest cost	4,792	4,745	4,503
Expected return on plan assets	0	0	0
Amortisation of net actuarial losses	2,731	3,347	922
Amortisation of prior service credit	(6,343)	(6,343)	(6,719)
Loss on settlement	0	0	0
Defined benefit expense (income)	1,298	2,090	(469)
Defined contribution expense	0	0	0
Total benefit expense (income)	1,298	2,090	(469)
Other Changes Recognised in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	(5,911)	(2,252)	(15,892)
Prior service cost arising during the year	0	0	(7,901)
Amortisation of net actuarial losses	2,731	3,347	922
Amortisation of prior service credit	(6,343)	(6,343)	(6,719)
Change in deferred taxes	0	0	0
Foreign exchange adjustment	0	0	0
Total changes recognised in other comprehensive income (loss)	(9,523)	$ (5,248)	$ (29,590)
Future amortization of actuarial gain (loss)	(3,500)
Future amortization of prior service cost (credit)	$ (800)